Development of Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1			$ 299,751
Change in valuation allowances as recorded in the consolidated statements of income	325,451	336,090	303,508
Write-offs and recoveries of amounts previously written off	(309,058)	(249,783)	(273,643)
Foreign currency translation	(11,050)	(2,035)	(723)
Allowance for doubtful accounts as of December 31	$ 418,508	$ 413,165	$ 328,893